Financial Risk Management	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Risk Management
36.	Financial Risk Management
(1) Financial Risk Factors
The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to hedge certain risk exposures such as cash flow risk.
The Group’s financial policy is set up in the long-term perspective and annually reported to the Board of Directors. The financial risk management is carried out by the Value Management Office, which identifies, evaluates and hedges financial risks. The treasury department in the Value Management Office considers various finance market conditions to estimate the effect from the market changes.

1) Market risk
The Group’s market risk management focuses on controlling the extent of exposure to the risk in order to minimize revenue volatility. Market risk is a risk that decreases value or profit of the Group’s portfolio due to changes in market interest rate, foreign exchange rate and other factors.
(i) Sensitivity analysis
Sensitivity analysis is performed for each type of market risk to which the Group is exposed. Reasonably possible changes in the relevant risk variable such as prevailing market interest rates, currency rates, equity prices or commodity prices are estimated and if the rate of change in the underlying risk variable is stable, the Group does not alter the chosen reasonably possible change in the risk variable. The reasonably possible change does not include remote or ‘worst case’ scenarios or ‘stress tests’.
(ii) Foreign exchange risk
The Group is exposed to foreign exchange risk arising from operating, investing and financing activities. Foreign exchange risk is managed within the range of the possible effect on the Group’s cash flows. Foreign exchange risk (i.e. foreign currency translation of overseas operating assets and liabilities) unaffecting the Group’s cash flows is not hedged but can be hedged at a particular situation.
As
o
f December 31, 2021, 2022 and 2023, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(in millions of Korean won)	Fluctuation of foreign exchange rate	Impact on profit before income tax 1		Impact on equity
2021.12.31	10%	￦	(3,433)	￦	8,692
	-10%		3,433		(8,692)
2022.12.31	10%	￦	(5,841)	￦	(15,836)
	-10%		5,841		15,836
2023.12.31	10%	￦	(10,313)	￦	(18,460)
	-10%		10,313		18,460

1	Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies.
The above analysis is a simple sensitivity analysis which assumes that all the variables other than foreign exchange rates are held constant. Therefore, the analysis does not reflect any correlation between foreign exchange rates and other variables, nor the management’s decision to decrease the risk.

Details of financial assets and liabilities in foreign currencies as at December 31, 2021, 2022 and 2023, are as follows:

(In thousands of foreign currencies)	2021		2022		2023
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	245,759	2,302,642	106,426	2,336,607	139,807	2,271,673
SDR 1	255	722	255	722	254	722
JPY	29,227	30,000,763	32,801	400,002	17,496	400,002
GBP	—	1,005	30	83	—	—
EUR	3,943	10,801	185	7,832	304	7,810
RWF 2	586	—	15,521	13,025	402	—
THB 3	2,160	—	265	—	244	—
TZS 4	1,644	—	1,464	—	21,958	—
BWP 5	93	—	183	—	680	—
HKD 6	—	105	37	—	—	—
VND 7	257,895	—	280,226	—	380,629	—
SGD 8	13	284,000	448	284,000	1,375	—
TWD 9	—	226	—	—	1,685	—
CHF 10	—	161	—	—	—	25
MYR 11	—	—	1	—	—	—
BGN 12	—	—	62	—	—	—
PKR 13	—	—	—	—	114,025	—

1	Special Drawing Rights.
2	Rwanda Franc.
3	Thailand Bhat.
4	Tanzanian Shilling.
5	Botswana Pula.
6	Hong Kong Dollar.
7	Vietnam Dong.
8	Singapore Dollar.
9	Taiwan Dollar.
10	Swiss Franc.
11	Ringgit Malaysia.
12	Bulgarian Lev.
13	Pakistani rupee

(iii) Price risk
As of December 31, 2021, 2022 and 2023, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and equity would have been as follows:

(in millions of Korean won)	Fluctuation of price	Impact on profit before income tax		Impact on equity
2021.12.31	10%	￦	2,000	￦	4,588
	- 10%		(2,000)		(4,588)
2022.12.31	10%	￦	2,660	￦	113,948
	-10%		(2,660)		(113,948)
2023.12.31	10%	￦	1,473	￦	121,423
	-10%		(1,473)		(121,423)
The analysis above is based on the assumption that the equity index had increased/decreased by 10% with all other variables held constant and all the Group’s marketable equity instruments had moved according to the historical correlation with the index. Gain or loss on equity securities classified as financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income can increase or decrease equity.
(iv) Cash flow and fair value interest rate risk
The Group’s interest rate risk arises from liabilities in foreign currency such as foreign currency debentures. Debentures in foreign currency issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by swap transactions. Debentures and borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group sets the policy and operates to minimize the uncertainty of the changes in interest rates and financial costs.
As
o
f December 31, 2021, 2022 and 2023, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(in millions of Korean won)	Fluctuation of interest rate	Impact on profit before income tax		Impact on equity
2021.12.31	+ 100 bp	￦	753	￦	5,549
	- 100 bp		(731)		(5,675)
2022.12.31	+ 100 bp	￦	635	￦	(2,045)
	- 100 bp		(669)		2,100
2023.12.31	+ 100 bp	￦	(2,693)	￦	(4,718)
	- 100 bp		2,696		5,037
The above analysis is a simple sensitivity analysis which assumes that all the variables other than market interest rates are held constant. Therefore, the analysis does not reflect any correlation between market interest rates and other variables, nor the management’s decision to decrease the risk.

2) Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s trade receivables from customers, debt securities and others.

-	Risk management
Credit risk is managed on the Group basis with the purpose of minimizing financial loss. Credit risk arises from the normal transactions and investing activities, where clients or other party fails to discharge an obligation on contract conditions. To manage credit risk, the Group considers the counterparty’s credit based on the counterparty’s financial conditions, default history and other important factors.
Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as outstanding receivables. To minimize such risk, only the financial institutions with strong credit ratings are accepted.
The Group’s investments in debt instruments are considered to be low risk investments. The credit ratings of the investments are monitored for credit deterioration.

-	Security
For some trade receivables, the Group may obtain security in the form of guarantees or letters of credit, etc. which can be called upon if the counterparty is in default under the terms of the agreement.

-	Impairment of financial assets
The Group has four types of financial assets that are subject to the expected credit loss model:

•	trade receivables for sales of goods and provision of services,

•	contract assets relating to provision of services,

•	debt investments carried at fair value through other comprehensive income, and

•	other financial assets carried at amortized cost.
While cash equivalents are also subject to the impairment requirement, the identified expected credit loss was immaterial.

The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as
o
f December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Cash and cash equivalents (except for cash on hand)	￦	2,437,629	￦	2,869,285
Trade and other receivables
Financial assets at amortized costs		7,459,994		8,458,259
Financial assets at fair value through other comprehensive income		129,124		116,198
Contract assets		802,253		832,520
Other financial assets
Derivatives financial assets for hedging		190,830		159,211
Financial assets at fair value through profit or loss		942,274		880,549
Financial assets at fair value through other comprehensive income		5,432		5,913
Financial assets at amortized costs		1,060,058		1,385,921

Total	￦	13,027,594	￦	14,707,856

The Group is exposed to credit risk for financial guarantee contracts. As of December 31, 2023, the Group’s maximum exposure amount is
￦
116,719 million (2022:
￦
26,206 million).
(i) Trade receivables and contract assets
The Group applies the simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.
The Group measures the expected credit loss by considering the future unrecoverable rate of the remaining balance of trade receivables and other receivables at the end of the reporting period. Each trade receivables and other receivables are classified considering the credit risk characteristics and overdue periods in order to measure expected credit loss. The expected credit loss rate calculation is based on historical payment and credit loss information in relation to revenue for 36 months period up to December 31, 2023. Meanwhile, the credit sales assets of BC Card Co., Ltd., a subsidiary, were judged to have low credit risk, so the expected 12-month credit loss was applied.
The expected credit losses reflect forward-looking information. Provision for impairment as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate		5.57%		25.84%		67.16%		—
Total carrying amounts	￦	3,443,163	￦	49,491	￦	207,396	￦	3,700,050
Provision for impairment	￦	(191,668)	￦	(12,789)	￦	(139,281)	￦	(343,738)

	December 31, 2023
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate		5.43%		21.72%		54.55%		—
Total carrying amounts	￦	3,466,588	￦	68,772	￦	235,129	￦	3,770,489
Provision for impairment	￦	(188,086)	￦	(14,940)	￦	(128,264)	￦	(331,290)

Details of changes in provisions for impairment of trade receivables the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Beginning balance	￦	349,725	￦	343,738
Provision		64,522		69,972
Written-off		(68,298)		(80,126)
Others		(2,211)		(2,294)

Ending balance	￦	343,738	￦	331,290

As of December 31, 2023, the maximum exposure of the trade receivables carrying amount to credit risk is
￦
3,439,199 million (2022:
￦
3,356,312 million).
Impairment of trade receivable for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Impairment loss Bad debt expenses	￦	64,522	￦	69,972
(ii) Cash equivalents (except for cash on hand)
The Group is also exposed to credit risk in relation cash equivalents. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
(iii) Other financial assets at amortized costs
Other financial assets at amortized cost include time deposits, other long-term financial instruments and others. All of the financial assets at amortized costs are considered to have low credit risk, and the loss allowance recognized during the period was, therefore, limited to 12 months expected losses. Management considers ‘low credit risk’ for other instruments when they have a low risk of default and the issuer has a strong capacity to meet its contractual cash flow obligations in the near term.
Details of changes in provisions for impairment of other financial assets at amortized costs for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Beginning balance	￦	201,387	￦	218,543
Provision		65,941		114,501
Written-off		(51,383)		(150,014)
Reversal		(850)		(14,941)
Others		3,448		15,547

Ending balance	￦	218,543	￦	183,636

(iv) Financial assets at fair value through other comprehensive income
All of the debt investments at fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period was, therefore, limited to 12 months expected losses. Managements consider ‘low credit risk’ for other instruments when they have a low risk of default and the issuer has a strong capacity to meet its contractual cash flow obligations in the near term. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
(v) Financial assets at fair value through profit or loss
The Group is also exposed to credit risk in relation to financial assets that are measured at fair value through profit or loss. The maximum exposure at the end of the reporting period is the carrying amount of these investments.
3) Liquidity risk
The Group manages its liquidity risk by liquidity strategy and plans. The Group considers the maturity of financial assets and financial liabilities and the estimated cash flows from operations.
The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,386,703	￦	1,009,559	￦	86,848	￦	8,483,110
Borrowings (including debentures)		2,028,207		6,972,077		2,016,472		11,016,756
Lease liabilities		313,162		615,766		407,833		1,336,761
Other non-derivative financial liabilities		33,279		209,155		93,744		336,178
Financial guarantee contracts 1		21,618		—		4,588		26,206

Total	￦	9,782,969	￦	8,806,557	￦	2,609,485	￦	21,199,011

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	8,184,036	￦	730,340	￦	8,040	￦	8,922,416
Borrowings (including debentures)		2,922,557		6,027,323		1,743,842		10,693,722
Lease liabilities		313,431		617,561		409,174		1,340,166
Other non-derivative financial liabilities		372,743		747,221		10,073		1,130,037
Financial guarantee contracts 1		13,719		103,000		—		116,719

Total	￦	11,806,486	￦	8,225,445	￦	2,171,129	￦	22,203,060

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2021
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	158,284	￦	—	￦	158,284
Derivatives settled gross 2
Outflows	￦	843,489	￦	1,857,942	￦	377,302	￦	3,078,733
Inflows		856,508		1,917,236		394,134		3,167,878

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	101,994	￦	930	￦	102,924
Derivatives settled gross 2
Outflows	￦	472,005	￦	2,493,858	￦	28,786	￦	2,994,649
Inflows		550,478		2,670,002		37,873		3,258,353

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	133,293	￦	—	￦	133,293
Inflows		—		—		1,015		1,015
Derivatives settled gross 2
Outflows	￦	741,140	￦	1,227,166	￦	8,126	￦	1,976,432
Inflows		614,066		2,198,958		36,344		2,849,368

1
During the year ended December 31, 2023, derivative liabilities held-for-trading are classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share contracts (Note 19).

As these derivatives held-for-trading are managed based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.

2	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the consolidated statement of financial position.
Meanwhile, as of December 31, 2023, the Group is obligated to invest
￦
107,774 million in
Kiamco Data Center Blind Fund, a related party, and others,
 and
￦
4,132
 million and USD
30,350
 thousand to be paid in the future Capital Call method to Future Innovation Private Equity Fund No.3 (Notes 19 and 35).
(2) Management of Capital Risk
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other shareholders and to maintain an optimal capital structure to reduce the cost of capital.
The Group’s capital structure consists of liabilities including borrowings, cash and cash equivalents, and shareholders’ equity. The treasury department monitors the Group’s capital structure and considers cost of capital and risks related each capital component.
The debt-to-equity ratios as
o
f December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Total liabilities	￦	22,577,114	￦	24,249,073
Total equity		18,412,696		18,542,575
Debt-to-equity ratio		123%		131%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.
The gearing ratios as
of
December 31, 2022 and 2023, are as follows:

(in millions of Korean won, %)	December 31, 2022		December 31, 2023
Total borrowings	￦	10,006,685	￦	10,218,165
Less: cash and cash equivalents		(2,449,062)		(2,879,554)

Net debt		7,557,623		7,338,611
Total equity		18,412,696		18,542,575
Total capital		25,970,319		25,881,186
Gearing ratio		29%		28%

(3)	Offsetting Financial Assets and Financial Liabilities

1)	Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2022
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	60,512	￦	—	￦	60,512	￦	(44,518)	￦	—	￦	15,994
Other financial assets		764		(764)		—		—		—		—

Total	￦	61,276	￦	(764)	￦	65,012	￦	(44,518)	￦	—	￦	15,994

(in millions of Korean won)	December 31, 2023
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	78,415	￦	(1,407)	￦	77,008	￦	(59,148)	￦	—	￦	17,860
Other financial assets		759		(757)		2		(2)		—		—

Total	￦	79,174	￦	(2,164)	￦	77,010	￦	(59,150)	￦	—	￦	17,860

These include price subject to netting arrangements on facility interconnection and data sharing among telecommunication companies.

2)	The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2022
	Gross liabilities		Gross assets offset	Net amounts presented in the statement of financial position		Amounts not offset			Net amount
						Financial instruments	Cash collateral
Trade payables	￦	47,271	￦ (764)	￦	46,507	￦ (44,518)	￦	—	￦	1,989

(in millions of Korean won)	December 31, 2023
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	59,602	￦	(757)	￦	58,845	￦	(56,196)	￦	—	￦	2,649
Other financial assets		4,362		(1,407)		2,955		(2,955)		—		—

Total	￦	63,964	￦	(2,164)	￦	61,800	￦	(59,151)	￦	—	￦	2,649

These include price subject to netting arrangements on facility interconnection and data sharing among telecommunication companies.